Estimates, Significant Accounting Policies and Balance Sheet Detials (Fair value) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Liabilities, at Fair Value	$ 749
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings	3
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Liabilities, at Fair Value	551
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Liabilities, at Fair Value	182
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Liabilities, at Fair Value	16
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Derivative Assets, at Fair Value	3	$ 47
Price Risk Derivative Assets, at Fair Value	745	231
Assets, Fair Value Disclosure	748	278
Interest Rate Derivative Liabilities, at Fair Value	155	95
Embedded Derivative, Fair Value of Embedded Derivative Liability	16	19
Price Risk Derivative Liabilities, at Fair Value	(578)	233
Liabilities, Fair Value Disclosure, Recurring		347
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Derivative Assets, at Fair Value	0	0
Price Risk Derivative Assets, at Fair Value	632	217
Assets, Fair Value Disclosure	632	217
Interest Rate Derivative Liabilities, at Fair Value	0	0
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Price Risk Derivative Liabilities, at Fair Value	(551)	215
Liabilities, Fair Value Disclosure, Recurring		215
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Derivative Assets, at Fair Value	3	47
Price Risk Derivative Assets, at Fair Value	113	14
Assets, Fair Value Disclosure	116	61
Interest Rate Derivative Liabilities, at Fair Value	155	95
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Price Risk Derivative Liabilities, at Fair Value	(27)	18
Liabilities, Fair Value Disclosure, Recurring		113
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Derivative Assets, at Fair Value	0	0
Price Risk Derivative Assets, at Fair Value	0	0
Assets, Fair Value Disclosure	0	0
Interest Rate Derivative Liabilities, at Fair Value	0	0
Embedded Derivative, Fair Value of Embedded Derivative Liability	16	19
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		19
Forward Swaps [Member] | Commodity Derivatives - Condensate [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	36
Forward Swaps [Member] | Commodity Derivatives - Condensate [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0
Forward Swaps [Member] | Commodity Derivatives - Condensate [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	36
Forward Swaps [Member] | Commodity Derivatives - Condensate [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0
Forward Swaps [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	3	3
Price Risk Derivative Liabilities, at Fair Value	(4)	(1)
Forward Swaps [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Forward Swaps [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	3	3
Price Risk Derivative Liabilities, at Fair Value	(4)	(1)
Forward Swaps [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Forward Swaps [Member] | Commodity Derivatives - NGLs [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	69	7
Price Risk Derivative Liabilities, at Fair Value	32	9
Forward Swaps [Member] | Commodity Derivatives - NGLs [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	46	5
Price Risk Derivative Liabilities, at Fair Value	32	5
Forward Swaps [Member] | Commodity Derivatives - NGLs [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	23	2
Price Risk Derivative Liabilities, at Fair Value	0	4
Forward Swaps [Member] | Commodity Derivatives - NGLs [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Forward Swaps [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value		5
Price Risk Derivative Liabilities, at Fair Value	(7)	(5)
Forward Swaps [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value		5
Price Risk Derivative Liabilities, at Fair Value	(7)	(5)
Forward Swaps [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value		0
Price Risk Derivative Liabilities, at Fair Value	0	0
Forward Swaps [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value		0
Price Risk Derivative Liabilities, at Fair Value	0	0
Future [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	4
Price Risk Derivative Liabilities, at Fair Value	(2)
Future [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	4
Price Risk Derivative Liabilities, at Fair Value	(2)
Future [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0
Price Risk Derivative Liabilities, at Fair Value	0
Future [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0
Price Risk Derivative Liabilities, at Fair Value	0
Future [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	21
Future [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	21
Future [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0
Future [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0
Basis Swaps IFERC/NYMEX [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	19	5
Price Risk Derivative Liabilities, at Fair Value	18	4
Basis Swaps IFERC/NYMEX [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	19	5
Price Risk Derivative Liabilities, at Fair Value	18	4
Basis Swaps IFERC/NYMEX [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Basis Swaps IFERC/NYMEX [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Swing Swaps IFERC [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	26	8
Price Risk Derivative Liabilities, at Fair Value	25	6
Swing Swaps IFERC [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	1	1
Price Risk Derivative Liabilities, at Fair Value	2	0
Swing Swaps IFERC [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	25	7
Price Risk Derivative Liabilities, at Fair Value	23	6
Swing Swaps IFERC [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fixed Swaps Futures [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	566	203
Price Risk Derivative Liabilities, at Fair Value	490	206
Fixed Swaps Futures [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	541	201
Price Risk Derivative Liabilities, at Fair Value	490	201
Fixed Swaps Futures [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	25	2
Price Risk Derivative Liabilities, at Fair Value	0	5
Fixed Swaps Futures [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Condensate Forward Swaps [Member] | Commodity [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability		(1)
Condensate Forward Swaps [Member] | Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability		0
Condensate Forward Swaps [Member] | Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability		(1)
Condensate Forward Swaps [Member] | Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability		0
Forward Physical Swaps [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	1
Forward Physical Swaps [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	0
Forward Physical Swaps [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	1
Forward Physical Swaps [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price Risk Derivative Assets, at Fair Value	$ 0
Forward Physical Swaps [Member] | Commodity [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Liabilities, Fair Value Disclosure		1
Forward Physical Swaps [Member] | Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Liabilities, Fair Value Disclosure		0
Forward Physical Swaps [Member] | Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Liabilities, Fair Value Disclosure		(1)
Forward Physical Swaps [Member] | Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Liabilities, Fair Value Disclosure		$ 0